Transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Executive Officers and Non-Executive Directors Compensation
	Executive Officers			Non-Executive Directors			Total

(USD millions)	2024	2023	2022	2024	2023	2022	2024	2023	2022

Cash and other compensation	19.0	18.0	25.0	4.9	4.9	4.6	23.9	22.9	29.6

Post-employment benefits	2.4	2.1	2.8				2.4	2.1	2.8

Equity-based compensation	61.9	62.2	42.6	5.4	5.0	4.8	67.3	67.2	47.4

Total	83.3	82.3	70.4	10.3	9.9	9.4	93.6	92.2	79.8